Finance and other costs	12 Months Ended
Oct. 31, 2024
Disclosure Of Detailed Information About Finance And Other Costs [Abstract]
Finance and other costs
18. Finance and other costs

	Year Ended October 31,
	2024	2023
	$	$
Accretion on convertible debentures	193	1,747
Accretion on notes payable	689	112
Accretion on lease liabilities	3,357	2,480
Interest on notes payable	1,341	1,300
Interest on interest bearing borrowings	1,408	1,497
Transaction and other costs	2,614	2,591
Interest on Debentures	303	-
Accretion on Debentures	153	-
Total	10,058	9,727